Inventories (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 4,532		$ 2,287
Long-term inventory	1,476	[1]	2,225	[1]
Spare parts included in noncurrent inventory	1,401		1,353
Obsolescence provision	205		3,052
Provision for damages, obsolete, excess and slow-moving inventory	283		540
Amount of inventory write-down	$ 488		$ 3,592
Minimum [Member]
Long Term Inventory [Line Items]
Customer support, term	7 years
Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term	10 years

[1]	Long-term Inventory: At December 31, 2014, $1,476 of the Company's inventory is classified in long-term assets based on Management's estimate and the recent level of sales (at December 31, 2013- $2,225). Of this amount, $1,401 is comprised of spare parts (at December 31, 2013 - $1,353). The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition. The remaining portion of long-term inventory consists of Functional InkJet Technology (“FIT") components and systems which in Management's estimation will not be sold during the next 12 months. Management believes that according to its forecasted sales this amount will mainly be utilized in 2016. Management believes no loss will be incurred on its disposition.